CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Accumulated Deficit)	Non-controlling Interests	Total
Balance at Dec. 31, 2016	$ 55	$ 979,805	$ (26,994)	$ (199,641)	$ 4,133	$ 757,358
Balance (in shares) at Dec. 31, 2016	218,076
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan	$ 1	2,206				2,207
Issuance of ordinary shares pursuant to stock plan (in shares)	4,630
Non-cash stock-based compensation		48,037				48,037
Net income (loss)				352,590	(2,225)	350,365
Currency translation adjustments			37,523		299	37,822
Unrealized loss from available-for-sale securities			(995)			(995)
Balance at Dec. 31, 2017	$ 56	1,030,048	9,534	152,949	2,207	1,194,794
Balance (in shares) at Dec. 31, 2017	222,706
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan	$ 1	777				778
Issuance of ordinary shares pursuant to stock plan (in shares)	2,132
Non-cash stock-based compensation		41,011				41,011
Net income (loss)				571,823	797	572,620
Currency translation adjustments			(60,144)		(129)	(60,273)
Purchase of subsidiaries' shares from non-controlling shareholders					(196)	(196)
Balance at Dec. 31, 2018	$ 57	1,071,836	(49,615)	723,181	2,679	$ 1,748,138
Balance (in shares) at Dec. 31, 2018	224,838					224,838
Increase (Decrease) in Shareholders' Equity
Impact of adoption of new accounting guidance (Note 2) | Impact of adoption of new revenue guidance				(596)		$ (596)
Impact of adoption of new accounting guidance (Note 2) | Impact of adoption of new guidance for investments in equity securities			995	(995)
Issuance of ordinary shares pursuant to stock plan		319				319
Issuance of ordinary shares pursuant to stock plan (in shares)	1,472
Non-cash stock-based compensation		61,289				61,289
Net income (loss)				494,675	(1,842)	492,833
Currency translation adjustments			(18,944)		(85)	(19,029)
Purchase of subsidiaries' shares from non-controlling shareholders		469			(2,200)	(1,731)
Balance at Dec. 31, 2019	$ 57	$ 1,133,913	$ (68,559)	$ 1,217,856	$ (1,448)	$ 2,281,819
Balance (in shares) at Dec. 31, 2019	226,310					226,310